Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	May 31, 2025
Net Loss Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Numerator:
Net loss attributable to Aptorum Group Limited	$(1,363,270)	$(4,267,806)	(2,824,647)
Denominator:
Basic and diluted weighted average shares outstanding	7,351,784	5,453,103	4,521,133

Net loss per share attributable to Aptorum Group Limited(1)
Basic and diluted loss per share	$(0.19)	$(0.78)	(0.62)

DiamiR Biosciences Corp. [Member]
Net Loss Per Share (Tables) [Line Items]
Schedule of Antidilutive Common Stock Equivalents

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive in the nine months ended February 28:

	2026	2025
Stock options	441,750	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2025	2024
Stock options	511,950	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336